Rule 497(e)
                                      Registration Nos. 333-140895 and 811-22019


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 (the "Trust")

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                      FIRST TRUST ENERGY ALPHADEX(R) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                 FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                  FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                   FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                     FIRST TRUST MEGA CAP ALPHADEX(R) FUND
                                 (the "Funds")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2015

                             DATED JANUARY 13, 2016


            Notwithstanding anything to the contrary in the Funds' Statement of Additional Information, subsection (2) in the Section entitled "Investment Objectives and Policies" is deleted in its entirety and replaced with the following:

            (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).



 PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE